Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable

Note 6 — Notes Payable

Long-term notes payable consisted of the following (in millions):

	March 31,	December 31,
	2022	2021
Silicon Valley Bank (“SVB”) Term Loans	$17.5	$20.0
Term Loans unamortized discount and loan issuance costs	(1.0)	(1.2)
Total debt, net of discount and loan issuance costs	16.5	18.8
Less current portion, net of discount and loan issuance costs	(9.5)	(9.5)
Total long-term notes payable, net of discount and loan issuance costs	$7.0	$9.3

SVB Loanfv

On July 9, 2021, the Company, as the borrower, entered into a Loan and Security Agreement with SVB and SVB Innovation Credit Fund VIII, L.P. (“SVB Innovation”) as the lenders, and SVB as the collateral agent. The total principal amount of the loans is $20 million (the “Term Loans”), and all obligations due under the Term Loans are collateralized by all of the Company’s right, title, and interest in and to its specified personal property in favor of the collateral agent. The Term Loans include events of default and covenant provisions, whereby accelerated repayment may result if the Company were to default. On January 1, 2022, the Company began repaying the Term Loans, which are payable in 24 equal monthly installments, including principal and interest. The interest rate on the loans is a floating rate per annum equal to the greater of (i) 8.5% and (ii) the Prime Rate plus the Prime Rate Margin (each as defined in the Loan and Security Agreement), which increases by 2% per annum upon the occurrence of an event of default. For the three months ended March 31, 2022, the Company recognized interest expense of $0.4 million.

Additionally, in conjunction with the issuance of the Term Loans, the Company issued 366,140 warrants to SVB and 366,140 warrants to SVB Innovation, totaling 732,280 warrants. The Company issued the warrants to the lenders as consideration for entering into the Term Loans, representing a loan issuance fee. Each warrant provides SVB and SVB Innovation with the right to purchase one share of the Company’s Class A common stock. The Company recorded the warrants as liabilities at their fair value and adjust the warrants to fair value at each reporting period. This liability is subject to remeasurement at each balance sheet date until exercised, and any change in fair value is recognized as a gain or loss in the Company’s consolidated condensed statements of operations and comprehensive loss. The initial offsetting entry to the warrant liability was a debt discount recorded to reflect the loan issuance fee. See Note 12 - Liability Classified Warrants for further details.

Upon the closing of the Business Combination, the SVB warrants became public warrants. The subsequent measurement of the SVB warrants as of March 31, 2022 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker “ACHR WS.” The quoted price of the public warrants was $0.91 as of March 31, 2022.

During the three months ended March 31, 2022, the Company recognized interest expense of $0.2 million related to the amortization of the discount and issuance costs. The unamortized balance of the discount and issuance costs was $1.0 million as of March 31, 2022.

The future scheduled principal maturities of notes payable as of March 31, 2022 are as follows (in millions):

Remaining 2022	$7.5
2023	10.0
$17.5

Note 8 — Notes Payable

Long-term notes payable consisted of the following (in millions):

	As of December 31,
	2021	2020
Silicon Valley Bank (“SVB”) Term Loans	$20.0	$—
PPP loan	—	0.9
Term Loans unamortized loan issuance fees and costs	(1.2)	—
Total debt, net of issuance costs	18.8	0.9
Less current portion, net of loan issuance fees and costs	(9.5)	(0.6)
Total long-term notes payable, net of loan issuance fees and costs	$9.3	$0.3

PPP Loan

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. The CARES Act also appropriated funds for the U.S. Small Business Administration (“SBA”) Paycheck Protection Program (“PPP”) loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19.

On April 9, 2020, we entered into a PPP loan with JPMorgan Chase Bank, N.A. under the PPP of the CARES Act and received total proceeds of $0.9 million, with interest accruing at a rate of 0.98% per annum. The application for these funds required the us to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company and that we will use the loan funds to retain workers, maintain payroll, or make mortgage, lease, and utility payments. In accordance with the requirements of the CARES Act, we used the proceeds for payroll costs. In June 2021, the Company received notification from the SBA that the loan and accrued interest were forgiven in full. Accordingly, we recorded a gain on forgiveness of the PPP loan and interest in the consolidated statement of operations and comprehensive loss.

SVB Loan

On July 9, 2021, we, as the borrower, entered into a Loan and Security Agreement with SVB and SVB Innovation Credit Fund VIII, L.P. (“SVB Innovation”) as the lenders, and SVB as the collateral agent. The total principal amount of the loans is $20 million (the “Term Loans”), and all obligations due under the Term Loans are collateralized by all of our right, title, and interest in and to its specified personal property in favor of the collateral agent. The Term Loans include events of default and covenant provisions, whereby accelerated repayment may result if we were to default. The Term Loans are subject to a final payment fee which was determined to be zero as a result of the completion of the Business Combination prior to October 10, 2021 (the “Outside Date”). Commencing on January 1, 2022, we shall repay the Term Loans in 24 equal monthly installments, which include principal and interest. The interest rate on the loans is a floating rate per annum equal to the greater of (1) 8.5% and (2) the Prime Rate plus the Prime Rate Margin (each as defined in the Loan and Security Agreement), which increases by 2% per annum upon the occurrence of an event of default. As of December 31, 2021, we accrued interest of $0.1 million, and for the year ended December 31, 2021, the Company recognized interest expense of $0.9 million.

Additionally, in conjunction with the issuance of the Term Loans, we agreed to issue 366,140 warrants to SVB and 366,140 warrants to SVB Innovation, totaling 732,280 warrants. We issued the warrants to the lenders as consideration for entering into the Term Loans, representing a loan issuance fee. Each warrant provides SVB and SVB Innovation with the right to purchase one share of our Class A common stock. We determined the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, we classified the warrants as liabilities at their fair value and adjust the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a gain or loss in our statement of operations and comprehensive loss. See Note 14 - Liability Classified Warrants for further details. The initial offsetting entry to the warrant liability was a debt discount recorded to reflect the loan issuance fee. We estimated the fair value of the warrants at the issuance date to be $1.2 million using the probability-weighted fair value of the warrants under two scenarios, the Business Combination occurring prior to, or after, the Outside Date, with the first scenario of the Business Combination occurring prior to the Outside Date weighted at 95% and the second scenario of the Business Combination occurring after the Outside Date weighted at 5%. For the second scenario, we determined the fair value of the warrants using a Monte Carlo simulation approach. Determining the fair value of these warrants under this model requires subjective assumptions.

Upon the closing of the Business Combination, the SVB warrants became public warrants. The subsequent measurement of the SVB warrants as of December 31, 2021 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker ACHR WS. The quoted price of the public warrants was $1.16 as of December 31, 2021.

We also incurred issuance costs of $0.2 million. The loan issuance fee and issuance costs will be amortized to interest expense over the commitment period of 30 months. During the year ended December 31, 2021, we recognized interest expense in the amount of $0.2 million to the amortization of the loan issuance fee and issuance costs. The unamortized balance of the discount and issuance costs totaled $1.2 million as of December 31, 2021.

The future scheduled principal maturities of notes payable as of December 31, 2021 are as follows (in millions):

2022	$10.0
2023	10.0
$20.0